Insurance contracts and private pension (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Assets	R$ 2,854,475	R$ 2,543,100
Liabilities	2,633,191	2,344,050
Fair value investment funds	287,919	253,287
Revenue from insurance	2,241	2,532
Revenue from private pension	17,798	19,809
General Model B B A [Member]
IfrsStatementLineItems [Line Items]
Assets	46	103
Liabilities	R$ 5,798	R$ 5,237